Small Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.0%)
Eventbright, Inc. - Class A *	475,921	2,608
ZoomInfo Technologies, Inc. *	283,938	4,552

Total		7,160

Consumer Discretionary (12.6%)
Abercrombie & Fitch Co. *	31,657	3,968
Boot Barn Holdings, Inc. *	67,053	6,380
Cavco Industries, Inc. *	12,900	5,148
Century Communities, Inc.	59,029	5,696
Chewy, Inc. - Class A *	231,179	3,678
Crocs, Inc. *	30,411	4,373
Duolingo, Inc. *	18,983	4,187
Etsy, Inc. *	66,987	4,603
European Wax Center, Inc. - Class A *	334,244	4,339
The Goodyear Tire & Rubber Co. *	329,449	4,523
Patrick Industries, Inc.	20,197	2,413
PVH Corp.	41,293	5,806
SharkNinja, Inc.	104,195	6,490
Smith Douglas Homes Corp. *	39,827	1,183
Texas Roadhouse, Inc.	21,331	3,295
VF Corp.	258,578	3,967
Visteon Corp. *	68,620	8,071
Wingstop, Inc.	7,758	2,843
Wyndham Hotels & Resorts, Inc.	83,831	6,434
YETI Holdings, Inc. *	115,730	4,461

Total		91,858

Consumer Staples (3.2%)
BellRing Brands, Inc. *	70,835	4,181
e.l.f. Beauty, Inc. *	56,722	11,119
Freshpet, Inc. *	71,102	8,238

Total		23,538

Energy (4.5%)
Cactus, Inc. - Class A	79,857	4,000
Gulfport Energy Corp. *	27,767	4,446
Helmerich & Payne, Inc.	98,303	4,135
Magnolia Oil & Gas Corp. - Class A	71,874	1,865
Oasis Petroleum, Inc.	27,384	4,881
SM Energy Co.	112,063	5,586
Weatherford International PLC *	70,617	8,151

Total		33,064

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Financials (5.5%)
MGIC Investment Corp.	111,761	2,499
Remitly Global, Inc. *	216,802	4,496
Selective Insurance Group, Inc.	37,932	4,141
StepStone Group, Inc. - Class A	168,835	6,034
Stifel Financial Corp.	90,963	7,111
Synovus Financial Corp.	93,159	3,732
Triumph Financial, Inc. *	55,462	4,399
WEX, Inc. *	31,013	7,367

Total		39,779

Health Care (21.4%)
Akero Therapeutics, Inc. *	96,068	2,427
Alkermes PLC *	223,691	6,055
Amicus Therapeutics, Inc. *	234,763	2,766
Apogee Therapeutics, Inc. *	51,113	3,396
Arcturus Therapeutics Holdings, Inc. *	43,137	1,457
AtriCure, Inc. *	110,647	3,366
Avidity Biosciences, Inc. *	42,531	1,085
Axsome Therapeutics, Inc. *	48,689	3,885
Blueprint Medicines Corp. *	57,732	5,476
Boundless Bio, Inc. *	44,762	638
BridgeBio Pharma, Inc. *	62,255	1,925
Cabaletta Bio, Inc. *	72,766	1,241
Celldex Therapeutics, Inc. *	90,469	3,797
Crinetics Pharmaceuticals, Inc. *	95,330	4,462
Cytek Biosciences, Inc. *	285,438	1,915
Cytokinetics, Inc. *	73,377	5,144
Denali Therapeutics, Inc. *	101,689	2,087
Encompass Health Corp.	103,865	8,577
Ensign Group, Inc.	80,266	9,987
Geron Corp. *	1,107,076	3,653
Haemonetics Corp. *	104,904	8,954
HealthEquity, Inc. *	93,356	7,621
Inspire Medical
Systems, Inc. *	20,073	4,312
Intellia Therapeutics, Inc. *	32,577	896

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Intra-Cellular Therapies, Inc. *	87,691	6,068
Ionis Pharmaceuticals, Inc. *	73,127	3,170
iRhythm Technologies, Inc. *	47,852	5,551
Kymera Therapeutics, Inc. *	63,533	2,554
Kyverna Therapeutics, Inc. *	36,213	900
MoonLake	19,830	996
Morphic Holding, Inc. *	62,343	2,195
Nuvalent, Inc. - Class A *	14,522	1,090
Option Care Health, Inc. *	188,450	6,321
Prothena Corp. PLC *	53,522	1,326
QuidelOrtho Corp. *	26,583	1,274
RadNet, Inc. *	154,911	7,538
Revolution Medicines, Inc. *	152,888	4,928
Rocket Pharmaceuticals, Inc. *	127,142	3,425
Structure Therapeutics, Inc., ADR *	41,759	1,790
Ultragenyx Pharmaceutical, Inc. *	60,320	2,816
Vaxcyte, Inc. *	103,362	7,061
Veracyte, Inc. *	92,778	2,056

Total		156,181

Industrials (20.7%)
Applied Industrial Technologies, Inc.	52,982	10,467
The AZEK Co., Inc. *	157,667	7,918
Boise Cascade Co.	36,853	5,652
CACI International, Inc. - Class A *	14,767	5,594
Casella Waste Systems, Inc. - Class A *	48,959	4,840
Chart Industries, Inc. *	57,236	9,428
Clean Harbors, Inc. *	24,081	4,848
Comfort Systems USA, Inc.	27,848	8,848
Dayforce, Inc. *	36,859	2,440
ExlService Holdings, Inc. *	111,869	3,557
Fluor Corp. *	195,240	8,255
FTAI Aviation, Ltd.	178,127	11,988
Herc Holdings, Inc.	9,601	1,616
Hillman Solutions Corp. *	710,048	7,555

Small Cap Growth Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Insperity, Inc.	19,947	2,186
John Bean Technologies Corp.	64,103	6,724
KBR, Inc.	79,972	5,091
NEXTracker, Inc. - Class A *	121,208	6,820
Rush Enterprises, Inc. - Class A	118,409	6,337
SPX Technologies, Inc. *	71,693	8,827
TriNet Group, Inc.	17,245	2,285
Verra Mobility Corp. *	389,935	9,737
WillScot Mobile Mini Holdings Corp. *	112,555	5,234
Zurn Water Solutions Corp.	144,063	4,822

Total		151,069

Information Technology (24.6%)
Agilysys, Inc. *	59,449	5,009
Alarm.com Holdings, Inc. *	79,041	5,728
Altair Engineering, Inc. - Class A *	66,197	5,703
AppFolio, Inc. - Class A *	27,940	6,894
Axcelis Technologies, Inc. *	14,758	1,646
Blackbaud, Inc. *	94,504	7,006
Braze, Inc. - Class A *	53,338	2,363
CCC Intelligent Solutions Holdings, Inc. *	297,022	3,552
Cirrus Logic, Inc. *	26,978	2,497
Credo Technology Group Holding, Ltd. *	124,640	2,641
DoubleVerify Holdings, Inc. *	77,719	2,733
Fabrinet *	50,554	9,556
Five9, Inc. *	36,787	2,285
FormFactor, Inc. *	68,871	3,143
Grid Dynamics Holdings, Inc. *	243,178	2,989
Guidewire Software, Inc. *	39,849	4,651
Insight Enterprises, Inc. *	41,369	7,675
Intapp, Inc. *	118,824	4,076
Jamf Holding Corp. *	201,653	3,700
Littelfuse, Inc.	9,798	2,375
MicroStrategy, Inc. - Class A *	4,390	7,483
MKS Instruments, Inc.	47,624	6,334
Novanta, Inc. *	28,060	4,904
Onto Innovation, Inc. *	34,720	6,287
Perficient, Inc. *	59,747	3,363
Power Integrations, Inc.	66,336	4,746
PowerSchool Holdings, Inc. - Class A *	150,395	3,202
Rambus, Inc. *	72,167	4,461

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Rapid7, Inc. *	42,338	2,076
SMART Global Holdings, Inc. *	90,084	2,371
Sprinklr, Inc. - Class A *	127,907	1,569
Sprout Social, Inc. - Class A *	88,913	5,309
SPS Commerce, Inc. *	27,486	5,082
Squarespace, Inc. - Class A *	187,958	6,849
Super Micro Computer, Inc. *	18,657	18,844
Varonis Systems, Inc. *	98,404	4,642
Verint Systems, Inc. *	137,130	4,546
Workiva, Inc. *	15,535	1,317

Total		179,607

Materials (4.0%)
Arcadium Lithium PLC *	475,527	2,050
Axalta Coating Systems, Ltd. *	178,735	6,147
Cabot Corp.	106,025	9,775
FMC Corp.	76,317	4,861
Louisiana-Pacific Corp.	77,040	6,464

Total		29,297

Real Estate (1.5%)
Phillips Edison & Co., Inc.	161,636	5,798
Ryman Hospitality Properties, Inc.	42,440	4,906

Total		10,704

Total Common Stocks (Cost: $570,101)		722,257

Total Investments (99.0%) (Cost: $570,101)@		722,257

Other Assets, Less Liabilities (1.0%)		7,181

Net Assets (100.0%)		729,438

Small Cap Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $570,101 and the net unrealized appreciation of investments based on that cost was $152,156 which is comprised of $174,789 aggregate gross unrealized appreciation and $22,633 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$722,257	$—	$—

Total Assets:	$722,257	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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